CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
As of June 30, 2024 and June 30, 2023, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2024	2023
Cash and cash equivalents	99,454	103,897
Short-term restricted cash	3,601	3,426
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	103,055	107,323